LIBERTY THEMATIC EQUITY FUNDS  PROSPECTUS, MARCH 1, 2002, AS REVISED JULY 29,
2002
-----------------------------------------------------------------------------
-         LIBERTY GLOBAL THEMATIC EQUITY FUND

-         LIBERTY EUROPEAN THEMATIC EQUITY FUND

CLASS Z SHARES

Advised by Stein Roe & Farnham Incorporated

Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


--------------------------------------------------------------------------------

TABLE OF CONTENTS

THE FUNDS                                                                      2
--------------------------------------------------------------------------------

Each of these sections discusses the following topics:
Investment Goal,Principal Investment Strategies,
Principal Investment Risks, Performance History and Your Expenses

Liberty Global Thematic Equity Fund ......................................     2

Liberty European Thematic Equity Fund ....................................     8

YOUR ACCOUNT                                                                  14
--------------------------------------------------------------------------------

How to Buy Shares ........................................................    14

Eligible Investors ........................................................   15

Sales Charges .............................................................   16

How to Exchange Shares ....................................................   16

How to Sell Shares ........................................................   16

Redemption Fee ............................................................   17

Fund Policy on Trading of Fund Shares .....................................   19

Other Information About Your Account ......................................   19

MANAGING THE FUND                                                             22
--------------------------------------------------------------------------------

Investment Advisor ........................................................   22

Investment Subadvisor .....................................................   22

OTHER INVESTMENT
STRATEGIES AND RISKS                                                          23
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                          26
--------------------------------------------------------------------------------

----------------------------
Not FDIC   May Lose Value
           -----------------
Insured    No Bank Guarantee
----------------------------

THE FUNDS                                    LIBERTY GLOBAL THEMATIC EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------

The Fund seeks long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund seeks to achieve its investment goal by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of U.S. and foreign companies. The companies in which the Fund invests generally have market capitalizations greater than $2.5 billion. Under normal circumstances, the Fund will be invested in equity securities of issuers in at least three countries including the United States. The Fund seeks to outperform the Morgan Stanley Capital International World Index (MSCI World Index) by employing a thematic investing strategy.

Thematic Investing

The Fund's investment subadvisor, Nordea Investment Management North America, Inc. (Nordea), uses a thematic strategy that is based on the belief that structural change in the global economy is the most important factor underlying individual company performance. The thematic approach combines top-down fundamental analysis of global structural changes with bottom-up stock picking based on the traditional considerations such as competitive advantage (for example, above-average cash flows), company strategy, industry dynamics and other factors that point to the return potential of a particular company. The subadvisor's portfolio management team has identified three core structural changes it currently views as driving the evolution of the global economy:

                  -        demographic change,

                  -        technological revolution, and

                  -        globalization.

The implications of structural change, and the portfolio managers' understanding of those implications, are the basis for defining the themes that govern the stock selection process. An implication of demographic change, for example, is that people are living longer and more active lives. As a result, there is a need for adequate income in the retirement years. Underfunded public pension systems alone cannot meet this need and, as a consequence, demand for supplemental private investment products is likely to rise. This is the genesis of the Saving for Retirement theme. Following such a theme, the portfolio management team might consider investing in firms that provide retirement products. In so doing, the portfolio management team would look for the most promising companies providing these services and would apply a rigorous, disciplined approach in gauging the companies' prospects. Another theme that might derive from this implication, Longer Life - Better Life, would center on the growing demand for products and services that enhance the quality of life in the retirement years. Following this theme, the portfolio management team would invest in companies that provide entertainment, pharmaceutical, leisure and other products that are likely to be demanded at a later and perhaps also wealthier stage of life.

LIBERTY GLOBAL THEMATIC EQUITY FUND



The thematic approach focuses on identifying and investing in individual companies that are best positioned to benefit from a particular theme, rather than on simply identifying and investing in the most promising region or sector. The portfolio management team may sell an individual holding if a change in the strategic direction or management of a company casts doubt on that company's continued ability to capitalize on a theme, and may consider selling holdings in all companies thought to be theme beneficiaries if the implications of a structural change no longer support that theme.

The portfolio management team also monitors regional and sector weightings in the risk management and optimization process to ensure that the Fund's sector and regional exposure does not deviate significantly from that of the Fund's benchmark (the MSCI World Index).


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the subadvisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

LIBERTY GLOBAL THEMATIC EQUITY FUND





Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information on the Fund's investment techniques, please refer to "Other Investment Strategies and Risks."

LIBERTY GLOBAL THEMATIC EQUITY FUND





UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each calendar year since the Fund commenced operations. They include the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year and life-of-the-Fund periods. They include the effects of Fund expenses.

The Fund's returns are compared to the MSCI World Index, an unmanaged group of world stocks that differs from the Fund's composition. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance for the calendar year ending December 31, 2001. On July 29, 2002, the Fund's outstanding shares were redesignated as Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of a broad measure of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.

CALENDAR YEAR TOTAL RETURNS (CLASS Z)
--------------------------------------------------------------------------------

[BAR CHART]


Year
2001              -16.49%

                                                  For period shown in bar chart:
The Fund's year-to-date total return through      Best quarter: 4th quarter 2001, +11.46%
June 30, 2002 was  -14.14%.                       Worst quarter: 3rd quarter 2001, -17.14%

LIBERTY GLOBAL THEMATIC EQUITY FUND





After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------

                              INCEPTION                   LIFE OF THE
                                 DATE        1 YEAR          FUND
--------------------------------------------------------------------------------
 Class Z (%)                     1/2/01
     Return Before Taxes
     Return After Taxes on                    -16.49        -16.49
        Distributions
     Return After Taxes on                    -16.49        -16.49
        Distributions and
        Sale of Fund Shares                   -10.04        -10.04
--------------------------------------------------------------------------------
 MSCI World Index (%)(1)                      -16.82        -16.82

(1)      MSCI World Index performance information is from December 31, 2000.

LIBERTY GLOBAL THEMATIC EQUITY FUND




UNDERSTANDING EXPENSES

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain
  the same

- Assumes reinvestment of all dividends and distributions


YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)          0.00
--------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of
amount redeemed)                                       1.00

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------

Management fee (%)(3)                                  1.00
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)              0.00
--------------------------------------------------------------------------------
Other expenses (%)                                     6.14
--------------------------------------------------------------------------------
Total annual fund operating expenses (%)(4)            7.14

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

       1 YEAR              3 YEARS            5 YEARS            10 YEARS

        $706               $2,074              $3,384             $6,421

(2) A 1% redemption fee, retained by the fund, is imposed only on redemptions of fund shares held less than 90 days. See "Your Account - Redemption Fee." There is a $7.50 charge for wiring redemption proceeds to your bank. A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) The Fund pays a management fee of 0.85% and an administrative fee of 0.15%. The Fund's investment advisor pays Nordea a subadvisory fee of 0.60% for managing the assets of the Fund.

(4) The Fund's investment advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that total annual fund operating expenses do not exceed 1.60%. As a result, the actual management fee for Class Z shares would be 0.00%, other expenses for Class Z shares would be 1.60% and total annual fund operating expenses for Class Z shares would be 1.60%. This arrangement may be modified or terminated by the Fund's investment advisor at any time.

THE FUNDS                                  LIBERTY EUROPEAN THEMATIC EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT GOAL
--------------------------------------------------------------------------------

The Fund seeks long-term growth of capital.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund seeks to achieve its investment goal by investing at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of European companies of all sizes, including small and mid-sized companies. Under normal circumstances, the Fund will be substantially invested in equity securities of issuers of developed European countries. The Fund seeks to outperform the Morgan Stanley Capital International Europe Index (MSCI Europe Index) by employing a thematic investing strategy.

Thematic Investing.

The Fund's investment subadvisor, Nordea Investment Management North America, Inc. (Nordea), uses a thematic strategy that is based on the belief that structural change in the global economy is the most important factor underlying individual company performance. The thematic approach combines top-down fundamental analysis of global structural changes with bottom-up stock picking based on the traditional considerations such as competitive advantage (for example, above-average cash flows), company strategy, industry dynamics and other factors that point to the return potential of a particular company. The subadvisor's portfolio management team has identified three core structural changes it currently views as driving the evolution of the global economy:

                  -        demographic change,

                  -        technological revolution, and

                  -        globalization.

The implications of structural change, and the portfolio managers' understanding of those implications, are the basis for defining the themes that govern the stock selection process. An implication of demographic change, for example, is that people are living longer and more active lives. As a result, there is a need for adequate income in the retirement years. Underfunded public pension systems alone cannot meet this need and, as a consequence, demand for supplemental private investment products is likely to rise. This is the genesis of the Saving for Retirement theme. Following such a theme, the portfolio management team might consider investing in firms that provide retirement products. In so doing, the portfolio management team would look for the most promising companies providing these services and would apply a rigorous, disciplined approach in gauging the companies' prospects. Another theme that might derive from this implication, Longer Life - Better Life, would center on the growing demand for products and services that enhance the quality of life in the retirement years. Following this theme, the portfolio management team would invest in companies that provide entertainment, pharmaceutical, leisure and other products that are likely to be demanded at a later and perhaps also wealthier stage of life.

LIBERTY EUROPEAN THEMATIC EQUITY FUND




The thematic approach focuses on identifying and investing in individual companies that are best positioned to benefit from a particular theme, rather than on simply identifying and investing in the most promising region or sector. The portfolio management team may sell an individual holding if a change in the strategic direction or management of a company casts doubt on that company's continued ability to capitalize on a theme, and may consider selling holdings in all companies thought to be theme beneficiaries if the implications of a structural change no longer support that theme.

The portfolio management team also monitors regional and sector weightings in the risk management and optimization process to ensure that the Fund's sector and regional exposure does not deviate significantly from that of the Fund's benchmark (the MSCI Europe Index).


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.

Management risk means that the subadvisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

LIBERTY EUROPEAN THEMATIC EQUITY FUND




Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.

Small-cap and mid-cap companies are more likely than large companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of small and mid-size companies may trade less frequently, in smaller volumes and fluctuate more sharply in price than stocks of large companies. In addition, they may not be widely followed by the investment community, which can lower demand for their stocks.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information on the Fund's investment techniques, please refer to "Other Investment Strategies and Risks."

LIBERTY EUROPEAN THEMATIC EQUITY FUND



UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each calendar year since the Fund commenced operations. They include the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year and life-of-the-Fund periods. They include the effects of Fund expenses.

The Fund's returns are compared to the MSCI Europe Index, an unmanaged group of European stocks that differs from the Fund's composition. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance for the calendar year through December 31, 2001. On July 29, 2002, the Fund's outstanding shares were redesignated as Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of a broad measure of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.

Calendar Year Total Returns (Class Z)
--------------------------------------------------------------------------------

[BAR CHART]

Year




2001      -21.61%


                                        For period shown in bar chart
The Fund's year-to-date total           Best quarter: 4th quarter 2001, +9.61%
return through June 30, 2002            Worst quarter: 1st quarter 2001, -15.72%
was -7.10%.

LIBERTY EUROPEAN THEMATIC EQUITY FUND


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------


                                  INCEPTION                           LIFE OF
                                    DATE            1 YEAR            THE FUND
--------------------------------------------------------------------------------
Class Z (%)                        1/2/01
  Return Before Taxes                               -21.61             -21.61
  Return After Taxes on
      Distributions                                 -21.65             -21.65
  Return After Taxes on
      Distributions and Sale                        -13.16             -13.16
      of Fund Shares
--------------------------------------------------------------------------------
MSCI Europe Index (%)(5)                            -19.90             -19.90

(5)      MSCI World Index performance information is from December 31, 2000.

LIBERTY EUROPEAN THEMATIC EQUITY FUND


UNDERSTANDING EXPENSES

ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

-        $10,000 initial investment

-        5% total return for each year

-        Fund operating expenses remain the same

-        Assumes reinvestment of all dividends and distributions

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


Shareholder Fees(6) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                0.00
-----------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)          0.00
-----------------------------------------------------------
Redemption fee (%) (as a percentage of
amount redeemed)                                       1.00

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------

Management fee (%)(7)                                  1.00
-----------------------------------------------------------
Distribution and service (12b-1) fees (%)              0.00
-----------------------------------------------------------
Other expenses (%)                                     6.17
-----------------------------------------------------------
Total annual fund operating expenses (%)(8)            7.17

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

    1 YEAR       3 YEARS      5 YEARS      10 YEARS
     $709         $2,082       $3,396       $6,438

(6) A 1% redemption fee, retained by the fund, is imposed only on redemptions of fund shares held less than 90 days. See "Your Account - Redemption Fee." There is a $7.50 charge for wiring redemption proceeds to your bank. A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(7) The Fund pays a management fee of 0.85% and an administrative fee of 0.15%. The Fund's investment advisor pays Nordea a subadvisory fee of 0.60% for managing the assets of the Fund.

(8) The Fund's investment advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for other expenses so that total annual fund operating expenses do not exceed 1.60%. As a result, the actual management fee for Class Z shares would be 0.00%, other expenses for Class Z shares would be 1.60% and total annual fund operating expenses for Class Z shares would be 1.60%. This arrangement may be modified or terminated by the Fund's investment advisor at any time.

YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Funds receive your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------

METHOD                INSTRUCTIONS
Through your          Your financial advisor can help you establish your account
financial advisor     and buy Fund shares on your behalf.  To receive the
                      current trading day's price, your financial advisor firm
                      must receive your request prior to the close of the New
                      York Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                      time. Your financial advisor may charge you fees for
                      executing the purchase for you.

--------------------------------------------------------------------------------
By check              For new accounts send a completed application and check
(new account)         made payable to the Fund to the transfer agent, Liberty
                      Funds Services, Inc., P.O. Box 8081, Boston, MA
                      02266-8081.

--------------------------------------------------------------------------------
By check              For existing accounts fill out and return the additional
(existing account)    investment stub included in your quarterly statement, or
                      send a letter of instruction including your Fund name and
                      account number with a check made payable to the Fund to
                      Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA
                      02266-8081.

--------------------------------------------------------------------------------
By exchange           You or your financial advisor may acquire shares of the
                      Fund for your account by exchanging Class Z shares you own in one fund for Class Z shares of the Fund at no
                      additional cost. There may be an additional charge if
                      exchanging from a money market fund. To exchange by
                      telephone, call 1-800-422-3737.

--------------------------------------------------------------------------------
By wire               You may purchase shares of the Fund by wiring money from
                      your bank account to your Fund account. To wire funds to
                      your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

--------------------------------------------------------------------------------
By electronic funds   You may purchase shares of the Fund by electronically
transfer              transferring money from your bank account to your Fund
                      account by calling 1-800-422-3737. An electronic funds
                      transfer may take up to two business days to settle and be considered in "good form." You must set up this feature
                      prior to your telephone request. Be sure to complete the
                      appropriate section of the application.

--------------------------------------------------------------------------------
Automatic             You can make monthly or quarterly investments
investment plan       automatically from your bank account to your Fund account.
                      You can select a pre-authorized amount to be sent via
                      electronic funds transfer. Be sure to complete the
                      appropriate section of the application for this feature.

--------------------------------------------------------------------------------
Automated dollar      You can purchase shares of the Fund for your account by
cost averaging        exchanging $100 or more each month from another fund for
                      shares of the same class of the Fund at no additional
                      cost. You must have a current balance of at least $5,000
                      in the fund the money is coming from. The designated
                      amount will be exchanged on the third Tuesday of each
                      month. Exchanges will continue so long as your fund
                      balance is sufficient to complete the transfers. You may
                      terminate your program or change the amount of the
                      exchange (subject to the $100 minimum) by calling
                      1-800-422-3737. Be sure to complete the appropriate
                      section of the account application for this feature.

--------------------------------------------------------------------------------
By dividend           You may automatically invest dividends distributed by
diversification       another fund into the same class of shares of the Fund at
                      no additional sales charge. To invest your dividends in
                      the Fund, call 1-800-345-6611.

YOUR ACCOUNT



ELIGIBLE INVESTORS
--------------------------------------------------------------------------------

Only Eligible Investors may purchase Class Z shares of the Funds, directly or by exchange. Eligible Investors are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

- any shareholder of a former Stein Roe Fund (i) whose shares were redesignated as Class Z shares or who received Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. in exchange for his or her shares in the Stein Roe Fund in connection with a reorganization involving such Stein Roe Fund and the other fund, and
         (ii) who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc.;

- any shareholder (or family member of such shareholder) who owned shares of any of the funds of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc., the Fund's distributor;

- any trustee of Liberty Acorn Trust, any employee of Liberty Wanger Asset Management, L.P., or a member of the family of such trustee or employee; and

- any person or entity listed in the account registration for any account (such as joint owners, trustees, custodians and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since then continued to own shares of any fund distributed by Liberty Funds Distributor, Inc.

$100,000 minimum initial investment

- clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee;

- any insurance company, trust company or bank purchasing shares for its own account;

-        any endowment, investment company or foundation; and

- clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.

No minimum initial investment

- a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third-party broker-dealer;

YOUR ACCOUNT



- any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Liberty Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or rollover; and

- clients of the distributor's banking affiliate that meet certain wealth management criteria.

The Funds reserve the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. Each Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

SALES CHARGES
--------------------------------------------------------------------------------

Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for Class Z or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. Either Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Funds on any regular business day that the NYSE is open.

When a Fund receive your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

YOUR ACCOUNT



A Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see "General Redemption Policies" under the section "Purchases and Redemptions" in the Statement of Additional Information.

REDEMPTION FEE
--------------------------------------------------------------------------------

The Funds charge a 1% redemption fee on sales of Fund shares that you have held for less than 90 days. The fee is retained by the Fund for the benefit of remaining shareholders. The fee is waived for shares purchased through certain retirement plans, including 401(k) plans, 403(b) plans, 457 plans, Keough accounts, and Stein Roe Profit Sharing and Money Purchase Pension Plans. The fee waiver may not apply to shares purchased through an intermediary maintaining an omnibus account with the Fund. Before purchasing shares, please check with your account representative concerning the availability of the waiver. The fee waiver does not apply to IRA and SEP-IRA accounts. The redemption fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The fee does not benefit the advisor in any way. The Fund may modify the terms of, terminate or waive this fee at any time.

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------

METHOD                INSTRUCTIONS
Through your          You may call your financial advisor to place your sell
financial advisor     order. To receive the current trading day's price, your
                      financial advisor firm must receive your request prior to
                      the close of regular trading on the NYSE, usually 4:00
                      p.m. Eastern time. Your financial advisor may charge you
                      fees for executing a redemption for you.

--------------------------------------------------------------------------------
By exchange           You or your financial advisor may sell shares of
                      the Fund by exchanging from the Fund into Class Z shares
                      or Class A shares of another fund at no additional cost.
                      To exchange by telephone, call 1-800-422-3737.

--------------------------------------------------------------------------------
By telephone          You or your financial advisor may sell shares of the Fund
                      by telephone and request that a check be sent to your
                      address of record by calling 1-800-422-3737, unless you
                      have notified the Fund of an address change within the
                      previous 30 days. The dollar limit for telephone sales is
                      $100,000 in a 30-day period. You do not need to set up
                      this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call
                      1-800-345-6611.

--------------------------------------------------------------------------------
By mail               You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's
                      name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by
                      either a bank, a member firm of a national stock exchange
                      or another eligible guarantor institution. Additional
                      documentation is required for sales by corporations,
                      agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                      1-800-345-6611. Mail your letter of instruction to Liberty
                      Funds Services, Inc., P.O. Box 8081, Boston, MA
                      02266-8081.

--------------------------------------------------------------------------------
By wire               You may sell shares of the Fund and request that the
                      proceeds be wired to your bank. You must set up this
                      feature prior to your telephone request. Be sure to
                      complete the appropriate section of the account
                      application for this feature.

--------------------------------------------------------------------------------
By systematic         You may automatically sell a specified dollar amount or
withdrawal plan       percentage of your account on a monthly, quarterly or
                      semi-annual basis and have the proceeds sent to you if
                      your account balance is at least $5,000. All dividend and
                      capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account
                      application for this feature.

--------------------------------------------------------------------------------
By electronic         You may sell shares of the Fund and request that the
funds transfer        proceeds be electronically transferred to your bank.
                      Proceeds may take up to two business days to be received
                      by your bank. You must set up this feature prior to your
                      request. Be sure to complete the appropriate section of
                      the account application for this feature.

YOUR ACCOUNT



FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Funds do not permit short-term or excessive trading in their shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Funds, the Funds reserve the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to a Fund. The fund into which you would like to exchange also may reject your request.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

A Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, a Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Funds hold securities that are traded on foreign exchanges, the value of a Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect a Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, a Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Funds in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Funds' web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

YOUR ACCOUNT


UNDERSTANDING FUND DISTRIBUTIONS

The Funds may earn income from the securities they hold. The Funds also may realize capital gains or losses on sales of its securities. The Funds distribute substantially all of their net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of a Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.


DIVIDENDS, DISTRIBUTIONS AND TAXES Each Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends       Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.

Capital gains   Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS Each Fund distributes dividends and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, a Fund will automatically reinvest all distributions in additional shares of the Fund.

DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

-        send the check to your address of record

-        send the check to a third party address

-        transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of that Fund. All subsequent distributions will be reinvested.

YOUR ACCOUNT


TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in a Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by a Fund, you may realize a capital gain or loss when selling and exchanging shares of a Fund. Such transactions may also be subject to federal, state and local income tax.

MANAGING THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Funds' investment advisor. Stein Roe is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. Stein Roe has been an investment advisor since 1949. As of June 30, 2002, Stein Roe managed over $15 billion in assets.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger organization known as Columbia Management Group, Inc. (Columbia Management). Columbia Management is a wholly owned subsidiary of FleetBoston Financial Corporation and includes several separate legal entities. Stein Roe and these other legal entities are managed by a single management team. These Columbia Management entities also share personnel, facilities and systems that may be used in providing administrative or operational services to a Fund. Stein Roe is a registered investment advisor.

For the 2001 fiscal year, aggregate advisory fees paid to Stein Roe by each Fund amounted to 0.85% of average daily net assets of each Fund.

INVESTMENT SUBADVISOR
--------------------------------------------------------------------------------

Nordea Investment Management North America, Inc. (Nordea), located at 13-15 West 54th Street, New York, NY 10019, is the Funds' investment subadvisor. In its duties as investment subadvisor, Nordea runs each Fund's day-to-day business, including placing all orders for the purchase and sale of a Fund's portfolio securities. Stein Roe pays Nordea a subadvisory fee equal to 0.60% of the average daily net asset value of each Fund. Nordea, a registered investment advisor since 2001, replaced Nordea Securities, Inc. (NSI) as the investment subadvisor for the Funds effective January 1, 2002. Nordea is an indirect, wholly owned subsidiary of Nordea AB (formerly Nordic Baltic Holding Group), one of Scandinavia's leading financial institutions. As part of an internal reorganization, Nordea AB created Nordea to assume the investment management business of NSI. Nordea manages and operates its investment management business in substantially the same manner as NSI managed and operated its investment management business. The same personnel who performed investment management functions for the Funds at NSI continue to perform those functions on behalf of Nordea. Nordea's investment decisions for each Fund are made by an investment team. Nordea offers a range of equity investment products and services to institutional clients, including private and public retirement funds, unions, endowments, foundations, and insurance companies, as well as to mutual fund sponsors on a subadvisory basis. As of June 30, 2002, Nordea managed over $31.4 billion in assets.

OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

UNDERSTANDING THE FUNDS' OTHER INVESTMENT STRATEGIES AND RISKS

The Funds' principal investment strategies and risks are described under "The Funds - Principal Investment Strategies" and "The Funds - Principal Investment Risks." In seeking to meet its investment goal, a Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. A Fund may not always achieve its investment goal.

Additional information about the Funds' securities and investment techniques, as well as the Funds' fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

The Funds' principal investment strategies and their associated risks are described above. This section describes other investments the Funds may make and the risks associated with them. In seeking to achieve its investment goal, each Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Funds' Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Funds' shareholders is not required to modify or change the Funds' investment goals or any of their investment strategies.

FUTURES AND OPTIONS
--------------------------------------------------------------------------------

The Funds may use futures to gain exposure to groups of stocks or individual issuers. The Funds use futures to invest cash pending direct investments in stocks and to enhance their return. They also use futures and options on futures to decrease equity exposure or to adjust interest rate duration of their fixed-income security holdings. The Funds use options on securities to earn additional income or to hedge against price erosion in the underlying security for the intermediate term. A future is an agreement to buy or sell a specific amount of a financial instrument or physical commodity for an agreed-upon price at a certain time in the future. Investments in futures and options are relatively efficient since they typically cost less than direct investments in the underlying securities. However, the Funds may lose money if the advisor does not correctly anticipate the market movements of those underlying securities.

SHORT SALES
--------------------------------------------------------------------------------

The Funds may make short sales of securities. Short selling involves the sale of borrowed securities. When a Fund thinks the price of a stock will decline, it borrows the stock and then sells the borrowed stock. When a Fund has to return the borrowed stock, it tries to buy the stock at a lower price. If the Fund is successful, it has a capital gain. If the Fund is unsuccessful and buys the stock at a higher price than the price at which it sold the stock, the Fund has a capital loss. A Fund's capital gains and losses may result in federal income tax consequences to the Fund's shareholders. Short selling involves certain risks. A Fund could have a loss if the borrowed security increases in value and if the purchased security declines in value.

OTHER INVESTMENT STRATEGIES AND RISKS



PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

There are no limits on turnover. Turnover may vary significantly from year to year. Nordea does not expect it to exceed 100% under normal conditions. The Funds generally intend to purchase securities for long-term investment, although, to a limited extent, they may purchase securities (including securities purchased in initial public offerings) in anticipation of relatively short-term price gains. The Funds will also sell securities without regard to turnover if they believe that developments within specific issuers, sectors or the market as a whole so warrant. Portfolio turnover typically results in transaction costs and produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce a Fund's total return.


TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------

At times, Nordea may determine that adverse market conditions make it desirable to temporarily suspend a Fund's normal investment activities. During such times, a Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent a Fund from achieving its investment goal.

INTERFUND LENDING PROGRAM
--------------------------------------------------------------------------------

The Funds may lend money to and borrow from other funds advised by the advisor. The Funds will do so when the advisor believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.


PURCHASE AND SALE DECISIONS
--------------------------------------------------------------------------------

Nordea's portfolio managers review holdings in terms of five key elements:

INVESTMENT ALTERNATIVES.

Nordea regularly monitors investment holdings to ensure that the stocks selected reflect the most attractive risk-return profiles for the portfolio. The portfolio managers work to maintain a constant number of stocks in the portfolio: one stock "in" usually results in one stock "out." New stock ideas are introduced and discussed continuously as alternatives to existing holdings.

ABILITY TO CAPITALIZE ON A THEME.

A company's ability to capitalize on a theme is equally important in Nordea's buy and sell disciplines. News indicating a significant change in a company's strategy or management priorities leads to a review of the company by the portfolio managers. Nordea also meets periodically with company management to verify the portfolio managers' assessment of a company's strategic direction and management's ability to maintain it. Should further analysis lead to doubt as to a company's continued ability to capitalize on a theme, Nordea may sell the security.

OTHER INVESTMENT STRATEGIES AND RISKS



THEME DETERIORATION.

If a theme deteriorates, all stocks previously characterized as beneficiaries of that theme are reviewed. If no other theme is shown to be driving an individual stock, Nordea will sell the stock.

PRICE CAPITALIZATION.

Price movements of individual stocks are reviewed by the team on a weekly basis. Large price movements lead to further review and analysis of the stock's risk-return profile and the fundamentals of the underlying company. Negative indications from any of these factors may lead to a sale.

PORTFOLIO OPTIMIZATION AND RISK CONTROL.

The portfolio managers also identify potential sell candidates through monthly risk-optimization analysis. By evaluating the risk related to market expectations and valuations against corresponding consensus risk and valuation estimates developed by Nordea, the portfolio managers are able to apply a robust analytic overlay in decisions to increase or decrease holdings in the portfolio.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the Funds' Class Z financial performance. Information is shown for the Funds' fiscal years since inception, which run from November 1 to October 31, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, is included in the Funds' annual report. You can request a free annual report by calling 1-800-426-3750.


GLOBAL THEMATIC EQUITY FUND
--------------------------------------------------------------------------------

                                                              PERIOD ENDED
                                                               OCTOBER 31,
                                                                 2001(a)
                                                                 CLASS Z
 Net asset value --
 Beginning of period ($)                                          10.13
--------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS ($):

 Net investment loss(b)                                           (0.03)
--------------------------------------------------------------------------
 Net realized and unrealized loss on
 investments and foreign currency                                 (2.32)
--------------------------------------------------------------------------
 Total from Investment Operations                                 (2.35)
--------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                                 7.78
--------------------------------------------------------------------------
 Total return (%)(c)(f)                                          (23.20)
--------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (%):

 Expenses(d)(e)                                                    1.60
--------------------------------------------------------------------------
 Net investment loss(d)(e)                                        (0.40)
--------------------------------------------------------------------------
 Fees and expenses waived or borne by the
 Advisor(d)                                                        5.54
--------------------------------------------------------------------------
 Portfolio turnover rate (%)(c)                                      15
--------------------------------------------------------------------------
 Net assets, end of period (000's) ($)                            1,594

(a)      The Fund commenced operations on January 2, 2001.

(b) Per share data was calculated using average shares outstanding during the period.

(c)      Not annualized.

(d)      Annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(f) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

FINANCIAL HIGHLIGHTS



EUROPEAN THEMATIC EQUITY FUND
--------------------------------------------------------------------------------


                                                               PERIOD ENDED
                                                               OCTOBER 31,
                                                                 2001 (a)
                                                                 CLASS Z
 Net asset value --
 Beginning of period ($)                                          10.18
--------------------------------------------------------------------------------

 INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income(b)                                           0.05
--------------------------------------------------------------------------------
 Net realized and unrealized loss on
    investments and foreign currency                              (2.77)
--------------------------------------------------------------------------------
 Total from Investment Operations                                 (2.72)
--------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                                                 7.46
--------------------------------------------------------------------------------
 Total return (%)(c)(f)                                          (26.72)
--------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (%):
 Expenses(d)(e)                                                    1.60
--------------------------------------------------------------------------------
 Net investment income(d)(e)                                       0.71
--------------------------------------------------------------------------------
 Fees and expenses waived or borne by the
 Advisor(d)                                                        5.57
--------------------------------------------------------------------------------
 Portfolio turnover rate (%)(c)                                      33
--------------------------------------------------------------------------------
 Net assets, end of period (000's) ($)                            1,175

(a)      The Fund commenced operations on January 2, 2001.

(b) Per share data was calculated using average shares outstanding during the period.

(c)      Not annualized.

(d)      Annualized.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(f) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Funds' investments is available in the Funds' semi-annual and annual reports to shareholders. The annual reports contain a discussion of the market conditions and investment strategies that significantly affected the Funds' performance over their last fiscal year.

You may wish to read the Funds' Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Funds by writing or calling the Funds' distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Stein Roe Funds Investment Trust: 811-4978

- Liberty Global Thematic Equity Fund (formerly named Stein Roe Global Thematic Equity Fund)

- Liberty European Thematic Equity Fund (formerly named Stein Roe European Thematic Equity Fund)



                           [LIBERTY FUNDS LETTERHEAD]



LTF-01/646K-0702